PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Costs	$30,588	$28,838	$39,769	$31,212	$11,396	$9,251	$21,255	$18,770	$103,008	$88,071
Accumulated fair value changes	28,138	24,238	3,077	4,626	881	393	(1,022)	(873)	31,074	28,384
Accumulated depreciation	(8,409)	(7,870)	(4,191)	(3,671)	(1,413)	(1,212)	(4,580)	(3,693)	(18,593)	(16,446)
Total[1]	$50,317	$45,206	$38,655	$32,167	$10,864	$8,432	$15,653	$14,204	$115,489	$100,009
1.As at December 31, 2021, the total includes $5.8 billion (2020 – $3.9 billion) of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $415 million (2020 – $393 million) in our Renewable Power and Transition segment, $4.0 billion (2020 – $4.1 billion) in our Infrastructure segment, $905 million (2020 – $856 million) in our Real Estate segment, and $1.7 billion (2020 – $1.3 billion) in our Private Equity and other segments, totaling $7.0 billion (2020 – $6.7 billion) of ROU assets.
For the year ended December 31, 2021, we recorded an impairment expense of $240 million (2020 – $284 million) primarily in our Private Equity segment.
Renewable Power and Transition, Infrastructure and Real Estate segments carry property, plant and equipment assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. Private Equity and other segments carry property, plant and equipment assets at amortized cost. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $72.0 billion (2020 – $59.0 billion). As at December 31, 2021, $66.2 billion (2020 – $80.2 billion) of property, plant and equipment, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power and Transition
Our renewable power and transition property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Cost, beginning of year	$13,899	$14,074	$8,398	$8,459	$6,541	$5,287	$28,838	$27,820
Additions, net of disposals and assets reclassified as held for sale	734	425	(907)	(9)	648	284	475	700
Acquisitions through business combinations	—	—	1,643	—	723	661	2,366	661
Foreign currency translation	(762)	(600)	(101)	(52)	(228)	309	(1,091)	(343)
Cost, end of year	13,871	13,899	9,033	8,398	7,684	6,541	30,588	28,838

Accumulated fair value changes, beginning of year	19,865	16,927	2,908	2,588	1,465	950	24,238	20,465
Fair value changes	4,581	3,221	(44)	402	282	530	4,819	4,153
Dispositions and assets reclassified as held for sale	—	—	(354)	—	—	—	(354)	—
Foreign currency translation	(473)	(283)	(49)	(82)	(43)	(15)	(565)	(380)
Accumulated fair value changes, end of year	23,973	19,865	2,461	2,908	1,704	1,465	28,138	24,238

Accumulated depreciation, beginning of year	(4,731)	(4,412)	(2,293)	(1,781)	(846)	(497)	(7,870)	(6,690)
Depreciation expenses	(556)	(517)	(599)	(546)	(355)	(302)	(1,510)	(1,365)
Dispositions and assets reclassified as held for sale	22	17	792	25	1	9	815	51
Foreign currency translation	114	181	14	9	28	(56)	156	134
Accumulated depreciation, end of year	(5,151)	(4,731)	(2,086)	(2,293)	(1,172)	(846)	(8,409)	(7,870)
Balance, end of year	$32,693	$29,033	$9,408	$9,013	$8,216	$7,160	$50,317	$45,206
The following table presents our renewable power and transition property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2021	2020
North America	$32,629	$28,044
Colombia	8,497	8,150
Europe	3,935	4,912
Brazil	3,547	3,005
Other[1]	1,709	1,095
	$50,317	$45,206
1. Other refers primarily to China, India and Chile.
Renewable power and transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2021. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power and transition assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2021 and 2020 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate
Contracted	4.1 – 4.3%	4.1 – 4.5%	7.2%	7.3%	7.9%	8.1%	3.9%	3.0 – 3.6%
Uncontracted	5.4 – 5.6%	5.6 – 6.0%	8.5%	8.6%	9.2%	9.4%	3.9%	3.6 – 4.7%
Terminal capitalization rate[1]	4.8 – 5.1%	5.8 – 6.2%	n/a	n/a	8.0%	8.9%	n/a	n/a
Exit date	2042	2041	2048	2048	2041	2040	2036	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset  without consideration of potential renewal value. The weighted-average remaining duration as at December 31, 2021, which includes a one-time 30-year renewal for applicable hydroelectric assets completed in the current year, is 31 years (2020 – 32 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2021	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	48%	17%	82	71	77	114
Brazil (prices in R$/MWh)	83%	61%	306	358	282	345
Colombia (prices in COP$/MWh)	30%	1%	251,000	313,000	290,000	439,000
Europe (prices in €/MWh)	94%	66%	44	39	34	39
The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2025 and 2035 (2020 – between 2023 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Cost, beginning of year	$9,306	$8,654	$8,698	$8,309	$4,321	$3,971	$8,593	$1,131	$294	$389	$31,212	$22,454
Additions, net of disposals and assets reclassified as held for sale	(1,788)	550	312	146	511	277	(103)	51	(294)	(16)	(1,362)	1,008
Acquisitions through business combinations	180	—	134	—	9,865	—	—	7,334	—	—	10,179	7,334
Foreign currency translation	(116)	102	(145)	243	165	73	(166)	77	2	(79)	(260)	416
Cost, end of year	7,582	9,306	8,999	8,698	14,862	4,321	8,324	8,593	2	294	39,769	31,212

Accumulated fair value changes, beginning of year	2,917	2,187	1,047	857	338	317	—	—	324	416	4,626	3,777
Disposition and assets reclassified as held for sale	(1,399)	—	—	—	—	—	—	—	(244)	—	(1,643)	—
Fair value changes	134	652	48	113	70	21	—	—	(80)	6	172	792
Foreign currency translation	(26)	78	(50)	77	—	—	—	—	(2)	(98)	(78)	57
Accumulated fair value changes, end of year	1,626	2,917	1,045	1,047	408	338	—	—	(2)	324	3,077	4,626

Accumulated depreciation, beginning of year	(1,613)	(1,172)	(1,404)	(950)	(356)	(208)	(263)	(88)	(35)	(41)	(3,671)	(2,459)
Depreciation expenses	(352)	(419)	(481)	(498)	(270)	(141)	(419)	(189)	(4)	(10)	(1,526)	(1,257)
Dispositions and assets reclassified as held for sale	682	12	161	134	20	—	45	17	38	7	946	170
Foreign currency translation	11	(34)	56	(90)	(16)	(7)	8	(3)	1	9	60	(125)
Accumulated depreciation, end of year	(1,272)	(1,613)	(1,668)	(1,404)	(622)	(356)	(629)	(263)	—	(35)	(4,191)	(3,671)
Balance, end of year	$7,936	$10,610	$8,376	$8,341	$14,648	$4,303	$7,695	$8,330	$—	$583	$38,655	$32,167
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2021. The utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets. PP&E within our sustainable resource operations include standing timber, land and roads.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream, data and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization multiple	•Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	•Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, midstream and sustainable resources assets at the end of 2021 and 2020 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rates	7 – 11%	7 – 14%	7 – 14%	7 – 13%	15%	15%	n/a	6%
Terminal capitalization multiples	20x	7x – 23x	9x – 15x	9x – 14x	10x	10x	n/a	6x
Investment horizon/Exit date (years)	10 – 20	10	10	10	5 – 10	5 – 10	n/a	10
c)    Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$9,251	$9,890	$393	$1,366	$(1,212)	$(1,527)	$8,432	$9,729
Changes in basis of accounting	(38)	(1,895)	8	(681)	1	786	(29)	(1,790)
Additions/(dispositions)[1], net of assets reclassified as held for sale	203	1,023	(631)	(135)	262	27	(166)	915
Acquisitions through business combinations	2,172	—	—	—	—	—	2,172	—
Foreign currency translation	(192)	233	(2)	2	35	(41)	(159)	194
Fair value changes	—	—	1,113	(159)	—	—	1,113	(159)
Depreciation expenses	—	—	—	—	(499)	(457)	(499)	(457)
Balance, end of year	$11,396	$9,251	$881	$393	$(1,413)	$(1,212)	$10,864	$8,432
1.    For accumulated depreciation, (additions)/dispositions.
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2021. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.
d)    Private Equity and Other
Private equity and other PP&E includes assets owned by the company’s private equity and residential development businesses. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$18,770	$17,269	$(873)	$(643)	$(3,693)	$(2,458)	$14,204	$14,168
Changes in basis of accounting	(820)	—	(3)	—	301	—	(522)	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,124	874	97	57	277	290	1,498	1,221
Acquisitions through business combinations	2,518	84	—	—	—	—	2,518	84
Foreign currency translation	(337)	543	(3)	(3)	36	(61)	(304)	479
Depreciation expenses	—	—	—	—	(1,501)	(1,464)	(1,501)	(1,464)
Impairment charges	—	—	(240)	(284)	—	—	(240)	(284)
Balance, end of year	$21,255	$18,770	$(1,022)	$(873)	$(4,580)	$(3,693)	$15,653	$14,204
1. For accumulated depreciation, (additions)/dispositions.